Income Tax (Tables) - Globallink Investment Inc [Member]	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Schedule of Net Deferred Tax Assets (Liabilities)

The Company’s net deferred tax liabilities are as follows:

	December 31,	December 31,
	2023	2022
Deferred tax assets
Startup Costs	$362,533	$162,545
Accrued interest on investments held in Trust Account	—	(79,358)
Total deferred tax assets	362,533	83,187
Valuation allowance	(362,533)	(162,545)
Deferred tax asset (liabilities), net of allowance	$—	$(79,358)

Schedule of Income Tax Provision

The income tax provision for the years ended December 31, 2023 and 2022 consists of the following:

	December 31,	December 31,
	2023	2022
Federal
Current	$608,864	$228,827
Deferred	(279,347)	(54,721)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	199,988	134,079
Income tax provision	$529,505	$308,185

Schedule of Statutory Federal Income Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
Delaware franchise tax penalties	0.12%	0.78%
Change in fair value of warrants	(0.05)%	(4.27)%
Business combination expenses	1.10%	15.19%
Broken Deal	(4.37)%	—%
Change in valuation allowance	10.81%	25.18%
Income tax provision expense	28.61%	57.88%